EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
SCHEDULE OF SHARE BASED PAYMENTS EXPENSE

The following table provides the details of the share-based payments expense during the year ended December 31, 2022, 2021, and 2020:

	For the Year Ended
	December 31, 2022		December 31, 2021		December 31, 2020
Employees and directors share-based payments	$-		$2,950,000	(a)(c)	$298,000	(a)(c)
Stock options issued for services	$-		$-		$89,000	(d)
Shares issued for services	$23,100	(a)	$187,000	(a)	$357,000	(a)
	$23,100		$3,137,000		$744,000

SUMMARY OF STOCK OPTION ACTIVITY

Stock option activity for the year ended December 31, 2022, 2021 and 2020 is summarized as follows:

			Weighted Average
			Remaining
		Weighted	Contractual	Aggregated
	Options	Average	Life	Intrinsic
	Outstanding *	Exercise Price*	(Year)	Value
Outstanding at January 1, 2019	333,700	$6.66	2.40	$188,790
Exercised	-	-	-	-
Canceled	(36,800)	$6.90	-	$-
Outstanding at December 31, 2019	296,900	$6.66	1.4	$-
Granted	333,348	2.4	-	-
Exercised	(294,733)	6.66	-	-
Canceled	(9,167)	$3.48	-	$-
Outstanding at December 31, 2020	326,348	2.4	2.6	143,587
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	(28,667)	$2.4	-	$-
Outstanding at December 31, 2021	297,681	2.4	1.6	714,400
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	(15,181)	$2.4	-	$-
Outstanding at December 31, 2022	282,500	2.4	0.6	-
Vested and expected to be vested as of December 31, 2022	282,500	2.4	0.6	-
Options exercisable as of December 31, 2022 (vested)	282,500	2.4	0.6	-

SCHEDULE OF NON-VESTED SHARE ACTIVITY

The following table summarizes the status of options which contain vesting provisions:

		Weighted
		Average
		Grant Date
	Options*	Fair Value*
Non-vested at January 1, 2022	297,681	$2.4
Granted	-	$
Vested	(282,500)	$2.4
Canceled	(15,181)	$2.4
Non-vested at December 31, 2022	-	$-

SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE
	2021
	Number of
	Options
	Outstanding	Exercise	Expiration
	and Exercisable	Price	Date
July 2020 stock options to consultants	57,366	$2.64	07/09/2023
Total	57,366